EVENTS AFTER THE REPORTING PERIOD (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions	2 Months Ended	4 Months Ended		12 Months Ended
	May 29, 2025 CAD ($)	Jul. 24, 2025 $ / shares	Jul. 24, 2025 USD ($) $ / shares	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Number of options exercised, shares				(6,214,668)	0
Events After The Reporting Period [Member]
Statement [Line Items]
Number of options exercised, shares			133,332
Option exercise price | $ / shares		$ 0.125
Amount invested under accelerated time frame	$ 35
Ownership Interest	60.00%
Amount subject to future and planned spend	$ 10
Additional amount	$ 75
Acquisition description			In addition, Freeport has an option to acquire 80% of the PIL Property from Finlay Minerals Ltd. (“Finlay”). Approximately 32% (42.34 km2) of the PIL Property mineral claims area lies within the area of common interest under the Agreement. The Company has exercised its right to have the area under common interest brought into the JOY District. Freeport is responsible for making all expenditures to fund the exercise of the PIL Property option with Finlay. Expenditures incurred within the area of common interest will be credited towards the Agreement with Amarc. If Freeport acquires its interest in the PIL Property, Amarc will have a maximum interest of 24% of the PIL Property
Events After The Reporting Period [Member] | Transaction One [Member]
Statement [Line Items]
NUmber of Options issued			$ 100,000
Share issued at exercise price | $ / shares			$ 0.68
Events After The Reporting Period [Member] | Transaction Two [Member]
Statement [Line Items]
NUmber of Options issued			$ 100,000
Share issued at exercise price | $ / shares			$ 0.77